Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share an
d ear
nings per share from continuing operations are as follows:

	Year ended December 31,

	2023	2022
Earnings attributable to common shareholders	2,695	1,338
Less: Dividends declared on preference shares	(5)	(3)
Earnings used in consolidated earnings per share	2,690	1,335
Less: (Earnings) loss from discontinued operations, net of tax	(49)	53
Earnings used in earnings per share from continuing operations	2,641	1,388

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2023	2022
Weighted-average number of common shares outstanding	463,037,839	483,634,135
Weighted-average number of vested DSUs	137,204	251,366
Basic	463,175,043	483,885,501
Effect of stock options and TRSUs	795,027	1,044,104
Diluted	463,970,070	484,929,605